EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
Common shares	$10,775	$10,839
Contributed surplus	233	148
Retained earnings	16,210	16,665
Ownership changes	5,395	5,470
Accumulated other comprehensive income	9,870	10,674
Common equity	$42,483	$43,796
The number of issued and outstanding Class A and Class B shares are as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025	2026	2025
Class A shares[1]	2,232,918,585	2,244,618,516
Class B shares	85,120	85,120
Shares outstanding[1]	2,233,003,705	2,244,703,636
1.Excludes 169,607,525 Class A shares held by the company from shares repurchased that have not been cancelled as at June 30, 2026 (December 31, 2025 – 183,590,069).
Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2026	2025[5]	2026	2025[5]
Outstanding, beginning of period[1]	2,234,342,918	2,250,089,746	2,244,703,636	2,259,825,132
Issued (Repurchased)
Issuances	394,699	302,099	398,979	1,799,316
Repurchases[2]	(2,831,931)	(9,108,740)	(14,819,781)	(21,865,355)
Long-term share ownership plans[3]	1,043,890	2,098,988	2,646,359	3,603,293
Dividend reinvestment plan and other	54,129	119,259	74,512	138,966
Outstanding, end of period[4]	2,233,003,705	2,243,501,352	2,233,003,705	2,243,501,352
1.Excludes 167,018,055 Class A shares held by the company from shares repurchased that have not been cancelled as at March 31, 2026 (March 31, 2025 – 171,227,496).
2.Includes 2.8 million shares repurchased during the three months ended June 30, 2026, net of restricted share grants, and other (June 30, 2025– 9.1 million).
3.Includes management share option plan, escrowed stock plan and restricted stock plan.
4.Excludes 169,607,525 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2026 (June 30, 2025 – 180,273,633).
5.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Net income attributable to shareholders	$364	$272	$466	$345
Preferred share dividends	(42)	(42)	(86)	(82)
Net income available to shareholders	322	230	380	263
Dilutive impact of exchangeable shares	4	3	7	6
Net income available to shareholders including dilutive impact of exchangeable shares	$326	$233	$387	$269

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2026	2025[1]	2026	2025[1]
Weighted average – Class A and Class B shares	2,233.7	2,244.3	2,238.0	2,250.2
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	119.0	114.8	119.1	116.8
Class A and Class B shares and share equivalents	2,352.7	2,359.1	2,357.1	2,367.0
1.Adjusted to reflect the three-for-two stock split completed on October 9, 2025.